CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member] USD ($)	Treasury Shares [Member]	Additional Paid-in Capital [Member] USD ($)	Contributed Surplus [Member] USD ($)	Accumulated Other Comprehensive Deficit [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2011	$ 473		$ 12,867	$ 926,733	$ (212)	$ (72,298)	$ 867,563
Balance (in shares) at Dec. 31, 2011	47,303,394
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(72,298)	0	72,298	0
Net Loss	0		0	0	0	(73,192)	(73,192)
Common Shares Issued, net of issuance costs (in shares)	5,500,000						5,500,000
Common Shares Issued, net of issuance costs	55		75,527	0	0	0	75,582
Reduction of share premium	0		(75,577)	75,577	0	0	0
Other Comprehensive (Loss) Income	0		0	0	128	0	128
Compensation - Restricted Shares (in shares)	112,245
Compensation - Restricted Shares	1		1,540	0	0	0	1,541
Common Shares Repurchased, Equity Incentive Plan (in shares)	(8,500)	8,500
Common Shares Repurchased, Equity Incentive Plan	0		0	0	0	0	0
Share-Based Compensation (in shares)	0
Share-Based Compensation	0		1,258	0	0	0	1,258
Return of Capital	0		0	(63,497)	0	0	(63,497)
Balance at Dec. 31, 2012	529		15,615	866,515	(84)	(73,192)	809,383
Balance (in shares) at Dec. 31, 2012	52,907,139	8,500
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(73,192)	0	73,192	0
Net Loss	0		0	0	0	(105,417)	(105,417)
Common Shares Issued, net of issuance costs (in shares)	20,556,250						20,556,250
Common Shares Issued, net of issuance costs	206		172,405	0	0	0	172,611
Other Comprehensive (Loss) Income	0		0	0	(76)	0	(76)
Common Shares Issued in connection with the Scandic acquisition (in shares)	1,910,112
Common Shares Issued in connection with the Scandic acquisition	19		18,127	0	0	0	18,146
Compensation - Restricted Shares (in shares)	1,910,112
Common Shares Repurchased, Equity Incentive Plan (in shares)	(14,500)	14,500
Common Shares Repurchased, Equity Incentive Plan	0		0	0	0	0	0
Share-Based Compensation (in shares)	0
Share-Based Compensation	0		2,093	0	0	0	2,093
Return of Capital	0		0	(41,756)	0	0	(41,756)
Balance at Dec. 31, 2013	754		208,240	751,567	(160)	(105,417)	854,984
Balance (in shares) at Dec. 31, 2013	75,359,001	23,000
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(105,417)	0	105,417	0
Net Loss	0		0	0	0	(12,808)	(12,808)
Common Shares Issued, net of issuance costs (in shares)	13,800,000						13,800,000
Common Shares Issued, net of issuance costs	138		113,295	0	0	0	113,433
Reduction of share premium	0		(208,240)	208,240	0	0	0
Other Comprehensive (Loss) Income	0		0	0	(7,872)	0	(7,872)
Common Shares Repurchased, Equity Incentive Plan (in shares)	(10,000)	10,000
Common Shares Repurchased, Equity Incentive Plan	0		(99)	0	0	0	(99)
Common Shares Distributed - Equity Incentive Plan (in shares)	33,000	(33,000)
Common Shares Distributed - Equity Incentive Plan	0		0	0	0	0	0
Share-Based Compensation (in shares)	0
Share-Based Compensation	0		1,096	0	0	0	1,096
Return of Capital	0		0	(66,658)	0	0	(66,658)
Balance at Dec. 31, 2014	$ 892		$ 114,291	$ 787,732	$ (8,032)	$ (12,808)	$ 882,075
Balance (in shares) at Dec. 31, 2014	89,182,001	0